General and Administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
General And Administrative Expense
Directors’ fees (Note 19)	$ (454)	$ (275)
Insurance	(444)	(80)
Office and general	(419)	(314)
Shareholder information	(474)	(545)
Professional fees	(614)	(1,089)
Salaries and benefits (Note 19)	(2,533)	(2,728)
Consulting	(437)	(614)
Share based expense (Note 19)	(3,113)	(2,933)
Travel and accommodation	(214)	(163)
Depreciation	(26)	(286)
Other	(192)	(669)
General and administrative expense	$ (8,920)	$ (9,696)